Financial Instruments - Summary of Changes in Inputs to Option Pricing Model, Resulted in Unrealized Gains (Losses) Impacting Earnings Before Income Tax (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
Disclosure Of Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Liabilities [Line Items]
Sensitivity Range	5.00%	5.00%
Increase in volatility	$ 10	$ 1
Decrease in volatility	$ (19)	$ (12)
WCS Forward Prices [Member]
Disclosure Of Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Liabilities [Line Items]
Sensitivity Price Range	5.00	5.00
Increase in volatility	$ (129)	$ (104)
Decrease in volatility	$ 80	$ 71
WTI Option Volatility [Member]
Disclosure Of Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Liabilities [Line Items]
Sensitivity Range	5.00%	5.00%
Increase in volatility	$ (45)	$ (57)
Decrease in volatility	$ 42	$ 51